Earnings per ordinary share - Calculation of basic, diluted and adjusted earnings per share (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings
Attributable profit for the year	[1]	$ 625	$ 412	$ 263

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.